Other Receivables and Prepayments, Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Receivables and Prepayments Net [Abstract]
Schedule of other receivables and prepayments

	2019	2018
Rental deposits	$36,846	$43,838
Prepaid expenses	29,939	271,965
Advances to employees	78	47
	66,863	315,850
Less: reserves for doubtful accounts	(47,996)	(48,069)
Other receivables, net	$18,867	$267,781